VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—84.7%
Aerospace & Defense—0.3%
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	$ 325	$ 741
Auto Manufacturers—1.3%
Rivian Automotive, Inc.
4.625%, 3/15/29	1,730	1,500
3.625%, 10/15/30	2,315	1,790
		3,290

Biotechnology—3.8%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	2,280	2,599
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	1,375	1,317
Insmed, Inc. 0.750%, 6/1/28	1,175	2,494
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	2,095	2,363
Travere Therapeutics, Inc. 2.250%, 3/1/29	1,105	1,050
		9,823

Commercial Services—4.7%
Affirm Holdings, Inc. 0.000%, 11/15/26(2)	5,680	5,020
Global Payments, Inc. 144A 1.500%, 3/1/31(1)(3)	1,910	1,821
Repay Holdings Corp. 144A 2.875%, 7/15/29(1)	420	402
Shift4 Payments, Inc.
0.000%, 12/15/25	625	763
0.500%, 8/1/27	3,825	3,911
		11,917

Computers—6.1%
CyberArk Software Ltd. 0.000%, 11/15/24	355	622
Lumentum Holdings, Inc. 1.500%, 12/15/29	2,415	2,793
Parsons Corp. 144A 2.625%, 3/1/29(1)	2,775	3,582
Seagate HDD Cayman 3.500%, 6/1/28	1,855	2,481
Varonis Systems, Inc. 144A 1.000%, 9/15/29(1)	2,175	2,192
Western Digital Corp. 144A 3.000%, 11/15/28(1)	2,070	2,956
Zscaler, Inc. 0.125%, 7/1/25	815	1,028
		15,654

Electric Utilities—6.7%
NextEra Energy Capital Holdings, Inc. 144A 3.000%, 3/1/27(1)	3,250	4,032
NRG Energy, Inc. 2.750%, 6/1/48	700	1,540
PG&E Corp. 144A 4.250%, 12/1/27(1)	5,815	6,341
	Par Value	Value

Electric Utilities—continued
Southern Co. (The) 3.875%, 12/15/25	$ 4,665	$ 5,206
		17,119

Electronics—1.0%
OSI Systems, Inc. 144A 2.250%, 8/1/29(1)	2,575	2,507
Energy-Alternate Sources—0.7%
Sunnova Energy International, Inc. 2.625%, 2/15/28	2,510	1,300
Sunrun, Inc. 144A 4.000%, 3/1/30(1)	405	464
		1,764

Engineering & Construction—2.4%
Fluor Corp. 1.125%, 8/15/29(3)	2,045	2,669
Granite Construction, Inc. 144A 3.250%, 6/15/30(1)(3)	2,635	3,373
		6,042

Entertainment—3.2%
Cinemark Holdings, Inc. 4.500%, 8/15/25	665	1,400
IMAX Corp. 0.500%, 4/1/26	1,470	1,533
Live Nation Entertainment, Inc.
2.000%, 2/15/25(3)	2,885	3,235
3.125%, 1/15/29(3)	1,570	1,997
		8,165

Environmental Services—1.2%
Tetra Tech, Inc. 2.250%, 8/15/28	2,315	3,116
Financial Services—3.1%
Coinbase Global, Inc. 0.500%, 6/1/26	3,405	3,316
Encore Capital Group, Inc. 4.000%, 3/15/29	1,520	1,495
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(1)	895	1,226
Upstart Holdings, Inc. 144A 2.000%, 10/1/29(1)	1,420	1,832
		7,869

Health Care REITs—2.1%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,450	5,318
Healthcare-Products—3.9%
Exact Sciences Corp.
0.375%, 3/1/28	2,440	2,268
144A 1.750%, 4/15/31(1)	570	568
Insulet Corp. 0.375%, 9/1/26	1,495	1,759
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
iRhythm Technologies, Inc. 144A 1.500%, 9/1/29(1)	$ 1,425	$ 1,295
Lantheus Holdings, Inc. 2.625%, 12/15/27	1,020	1,574
Merit Medical Systems, Inc. 144A 3.000%, 2/1/29(1)	1,200	1,554
Tandem Diabetes Care, Inc. 144A 1.500%, 3/15/29(1)(3)	405	474
TransMedics Group, Inc. 1.500%, 6/1/28(3)	495	584
		10,076

Home Builders—0.4%
Meritage Homes Corp. 144A 1.750%, 5/15/28(1)	930	987
Internet—12.6%
Alibaba Group Holding Ltd. 144A 0.500%, 6/1/31(1)	1,690	1,949
Booking Holdings, Inc. 0.750%, 5/1/25	970	2,411
Magnite, Inc. 0.250%, 3/15/26	1,375	1,267
Palo Alto Networks, Inc. 0.375%, 6/1/25	965	3,496
Q2 Holdings, Inc. 0.750%, 6/1/26	2,115	2,371
Sea Ltd. 2.375%, 12/1/25	2,605	3,110
Snap, Inc. 0.750%, 8/1/26(3)	1,625	1,611
Trip.com Group Ltd. 144A 0.750%, 6/15/29(1)	2,350	2,768
Uber Technologies, Inc. 0.000%, 12/15/25	5,345	5,743
Wayfair, Inc.
1.000%, 8/15/26	2,645	2,419
3.250%, 9/15/27(3)	1,120	1,178
Zillow Group, Inc. 2.750%, 5/15/25(3)	3,765	4,056
		32,379

Investment Companies—1.7%
Bitdeer Technologies Group 8.500%, 8/15/29	290	341
MARA Holdings, Inc. 1.000%, 12/1/26	1,475	1,304
Terawulf, Inc. 144A 2.750%, 2/1/30(1)	2,600	2,825
		4,470

Iron & Steel—0.4%
United States Steel Corp. 5.000%, 11/1/26	355	1,037
Leisure Time—3.7%
Carnival Corp. 5.750%, 12/1/27	1,000	1,826
	Par Value	Value

Leisure Time—continued
NCL Corp., Ltd.
5.375%, 8/1/25	$ 560	$ 805
1.125%, 2/15/27	2,865	2,961
Peloton Interactive, Inc. 144A 5.500%, 12/1/29(1)	500	1,035
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	675	2,803
		9,430

Machinery-Construction & Mining—0.6%
Bloom Energy Corp. 144A 3.000%, 6/1/29(1)	1,910	1,528
Media—2.0%
DISH Network Corp. 0.000%, 12/15/25(2)	1,275	1,132
Liberty Broadband Corp. 144A 3.125%, 6/30/54(1)	1,750	1,893
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,975	2,186
		5,211

Mining—0.5%
MP Materials Corp. 144A 3.000%, 3/1/30(1)	1,130	1,253
Miscellaneous Manufacturing—1.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	1,660	3,136
Passenger Airlines—1.2%
American Airlines Group, Inc. 6.500%, 7/1/25	2,440	2,574
JetBlue Airways Corp. 144A 2.500%, 9/1/29(1)(3)	510	580
		3,154

Private Equity—1.0%
HAT Holdings I LLC 144A 3.750%, 8/15/28(1)	1,875	2,614
Retail—1.8%
Burlington Stores, Inc. 1.250%, 12/15/27	2,125	2,866
Freshpet, Inc. 3.000%, 4/1/28	930	1,877
		4,743

Retail REIT—1.1%
Federal Realty OP LP 144A 3.250%, 1/15/29(1)	2,720	2,785
Semiconductors—4.3%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,170	1,654
Microchip Technology, Inc. 144A 0.750%, 6/1/30(1)(3)	1,585	1,525

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
MKS Instruments, Inc. 144A 1.250%, 6/1/30(1)	$ 1,495	$ 1,437
ON Semiconductor Corp. 0.500%, 3/1/29	2,605	2,601
Semtech Corp. 1.625%, 11/1/27	1,825	2,518
Wolfspeed, Inc. 0.250%, 2/15/28	2,000	1,169
		10,904

Software—10.0%
Akamai Technologies, Inc. 0.125%, 5/1/25(3)	2,005	2,231
Datadog, Inc. 0.125%, 6/15/25	1,475	2,043
Evolent Health, Inc. 144A 3.500%, 12/1/29(1)	1,330	1,345
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,630	2,668
MicroStrategy, Inc.
144A 0.625%, 9/15/28(1)	860	1,379
144A 0.875%, 3/15/31(1)(3)	4,470	5,992
MongoDB, Inc. 0.250%, 1/15/26	870	1,162
Nutanix, Inc. 0.250%, 10/1/27	1,675	2,053
Progress Software Corp. 144A 3.500%, 3/1/30(1)(3)	1,085	1,276
Snowflake, Inc.
144A 0.000%, 10/1/27(1)	285	292
144A 0.000%, 10/1/29(1)	1,815	1,846
Tyler Technologies, Inc. 0.250%, 3/15/26	1,020	1,286
Vertex, Inc. 144A 0.750%, 5/1/29(1)	1,510	1,984
		25,557

Telecommunications—1.2%
Applied Digital Corp. 144A 2.750%, 6/1/30(1)	2,990	3,028
Transportation—0.5%
World Kinect Corp. 3.250%, 7/1/28	1,070	1,170
Total Convertible Bonds and Notes (Identified Cost $196,801)		216,787

Corporate Bonds and Notes—59.4%
Aerospace & Defense—3.3%
AAR Escrow Issuer LLC 144A 6.750%, 3/15/29(1)	1,585	1,620
Bombardier, Inc. 144A 7.500%, 2/1/29(1)(3)	2,070	2,156
TransDigm, Inc. 144A 7.125%, 12/1/31(1)	3,450	3,570
	Par Value	Value

Aerospace & Defense—continued
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)(3)	$ 960	$ 1,000
		8,346

Automotive Parts & Equipment—2.3%
Adient Global Holdings Ltd. 144A 8.250%, 4/15/31(1)(3)	1,160	1,202
American Axle & Manufacturing, Inc. 6.875%, 7/1/28(3)	835	826
Clarios Global LP 144A 8.500%, 5/15/27(1)(3)	2,325	2,337
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31(3)	935	822
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	870	806
		5,993

Building Materials—1.5%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)(3)	2,040	2,052
Summit Materials LLC 144A 7.250%, 1/15/31(1)	1,675	1,740
		3,792

Chemicals—1.1%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(3)	1,775	1,638
Tronox, Inc. 144A 4.625%, 3/15/29(1)(3)	1,370	1,243
		2,881

Commercial Services—2.7%
Avis Budget Car Rental LLC 144A 8.000%, 2/15/31(1)(3)	2,075	2,121
EquipmentShare.com, Inc. 144A 8.625%, 5/15/32(1)	2,155	2,223
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	2,445	2,509
		6,853

Computers—1.8%
McAfee Corp. 144A 7.375%, 2/15/30(1)	1,835	1,769
Seagate HDD Cayman 8.500%, 7/15/31	2,525	2,722
		4,491

Containers & Packaging—0.8%
Mauser Packaging Solutions Holding Co. 144A 7.875%, 4/15/27(1)	1,310	1,346
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	840	838
		2,184

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Diversified REITS—1.2%
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	$ 2,055	$ 2,113
144A 5.250%, 7/15/30(1)	1,020	986
		3,099

Electronic Equipment, Instruments & Components—0.8%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	2,015	2,062
Electronics—0.4%
Coherent Corp. 144A 5.000%, 12/15/29(1)(3)	975	935
Entertainment—4.3%
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)(3)	1,043	1,063
144A 6.000%, 10/15/32(1)	2,595	2,531
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	1,610	1,639
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	2,025	2,034
Lions Gate Capital Holdings 1, Inc. 144A 5.500%, 4/15/29(1)	1,050	927
Live Nation Entertainment, Inc. 144A 6.500%, 5/15/27(1)	1,495	1,516
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(3)	1,280	1,229
		10,939

Environmental Services—0.8%
GFL Environmental, Inc. 144A 6.750%, 1/15/31(1)	2,120	2,183
Financial Services—4.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	840	820
144A 7.125%, 2/1/32(1)(3)	3,270	3,343
Navient Corp.
6.750%, 6/15/26	1,700	1,732
9.375%, 7/25/30	1,045	1,138
OneMain Finance Corp. 9.000%, 1/15/29	2,305	2,442
PennyMac Financial Services, Inc. 144A 7.875%, 12/15/29(1)	1,685	1,764
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	1,120	1,152
		12,391

Food & Beverage—1.5%
Performance Food Group, Inc. 144A 6.125%, 9/15/32(1)	1,690	1,697
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)(3)	2,075	2,053
		3,750

Healthcare-Products—0.9%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	2,375	2,300
	Par Value	Value

Healthcare-Services—1.8%
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)	$ 1,420	$ 1,457
Tenet Healthcare Corp. 6.125%, 10/1/28(3)	3,290	3,287
		4,744

Hotel & Resort REITs—0.5%
Park Intermediate Holdings LLC 144A 5.875%, 10/1/28(1)	1,175	1,163
Insurance—0.8%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	2,120	2,171
Internet—1.1%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)(3)	2,400	2,484
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	315	321
		2,805

Investment Companies—0.8%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	2,230	2,144
Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)(3)	1,225	1,226
Leisure Time—2.7%
Amer Sports Co. 144A 6.750%, 2/16/31(1)(3)	1,595	1,616
Carnival Corp. 144A 10.500%, 6/1/30(1)(3)	1,580	1,704
NCL Corp., Ltd. 144A 8.375%, 2/1/28(1)	1,385	1,451
Royal Caribbean Cruises Ltd. 144A 6.250%, 3/15/32(1)(3)	2,095	2,136
		6,907

Lodging—0.8%
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(3)	905	847
Station Casinos LLC 144A 6.625%, 3/15/32(1)	1,195	1,201
		2,048

Machinery-Diversified—0.9%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)(3)	2,325	2,418
Media—4.8%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)(3)	870	861
144A 7.375%, 3/1/31(1)(3)	1,635	1,663
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	1,280	1,233

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Par Value	Value

Media—continued
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(3)	$ 2,245	$ 2,184
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	1,640	1,612
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	1,725	1,673
TEGNA, Inc. 5.000%, 9/15/29	1,095	1,022
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	2,225	2,104
		12,352

Mining—1.2%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	1,170	1,230
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)(3)	1,785	1,798
		3,028

Oil, Gas & Consumable Fuels—6.0%
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	1,240	1,290
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	2,050	2,147
CNX Resources Corp. 144A 7.375%, 1/15/31(1)(3)	1,715	1,763
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	1,195	1,236
Permian Resources Operating LLC 144A 6.250%, 2/1/33(1)	1,670	1,658
SM Energy Co. 144A 7.000%, 8/1/32(1)	1,645	1,632
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	1,725	1,775
USA Compression Partners LP 6.875%, 9/1/27	1,750	1,758
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,950	2,016
		15,275

Paper & Forest Products—0.4%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)	1,135	980
Pharmaceuticals—0.9%
Organon & Co. 144A 7.875%, 5/15/34(1)(3)	2,275	2,348
Pipelines—0.5%
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)(3)	1,260	1,270
Retail—3.0%
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(3)	855	856
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	1,700	1,728
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,675	1,682
	Par Value	Value

Retail—continued
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	$ 1,635	$ 1,664
Patrick Industries, Inc. 144A 6.375%, 11/1/32(1)	1,650	1,632
		7,562

Semiconductors—1.0%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	1,225	1,229
Entegris, Inc. 144A 5.950%, 6/15/30(1)	1,230	1,228
		2,457

Software—1.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)(3)	1,220	1,247
UKG, Inc. 144A 6.875%, 2/1/31(1)	1,430	1,465
		2,712

Telecommunications—0.8%
Frontier Communications Holdings LLC 144A 8.750%, 5/15/30(1)	2,050	2,170
Transportation—1.6%
Fortress Transportation & Infrastructure Investors LLC 144A 7.875%, 12/1/30(1)(3)	1,640	1,728
XPO, Inc. 144A 7.125%, 6/1/31(1)(3)	2,280	2,360
		4,088

Total Corporate Bonds and Notes (Identified Cost $149,834)		152,067

	Shares
Convertible Preferred Stocks—9.8%
Aerospace & Defense—1.9%
Boeing Co. (The), 6.000%	89,165	4,791
Banks—3.1%
Wells Fargo & Co. Series L, 7.500%	6,425	7,934
Capital Markets—0.8%
Ares Management Corp. Series B, 6.750%	38,485	2,074
Chemicals—0.5%
Albemarle Corp., 7.250%	29,150	1,305
Electric Utilities—0.8%
NextEra Energy, Inc., 6.926%	46,115	2,064
Financial Services—1.1%
Apollo Global Management, Inc., 6.750%	37,410	2,857
Healthcare Providers & Services—0.3%
BrightSpring Health Services, Inc., 6.750%	14,250	797

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
	Shares	Value
Machinery—0.3%
Chart Industries, Inc. Series B, 6.750%	15,365	$ 758
Technology Hardware, Storage & Peripherals—1.0%
Hewlett Packard Enterprise Co., 7.625%	45,565	2,636
Total Convertible Preferred Stocks (Identified Cost $19,380)		25,216

Preferred Stock—0.2%
Entertainment—0.2%
LiveStyle, Inc. Series B(4)(5)(6)	4,196	420
Total Preferred Stock (Identified Cost $411)		420

Common Stocks—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	6,367,079	318
CCF Holdings LLC Class M(4)(5)	879,959	44
		362

Consumer Finance—0.0%
Erickson, Inc.(4)(5)	6,354	—
Entertainment—0.0%
LiveStyle, Inc. (4)(5)(6)	90,407	—
Total Common Stocks (Identified Cost $22,668)		362

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC , 3/25/26(4)(5)	1,455,681	29
Total Warrant (Identified Cost $—)		29

Equity-Linked Notes—1.9%
Banks—0.8%
Barclays Bank plc 1.000%, 2/16/29	2,105,000	2,131
Financial Services—1.1%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(4)	1,030,000	1,339
Goldman Sachs Finance Corp. 1.250%, 6/28/27(4)	1,320,000	1,304
		2,643

Total Equity-Linked Notes (Identified Cost $4,688)		4,774

Total Long-Term Investments—156.1% (Identified Cost $393,782)		399,655

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.758%)(7)	4,500,535	$ 4,501
Total Short-Term Investment (Identified Cost $4,501)		4,501

Securities Lending Collateral—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.756%)(7)(8)	9,778,742	9,779
Total Securities Lending Collateral (Identified Cost $9,779)		9,779

TOTAL INVESTMENTS—161.7% (Identified Cost $408,062)		$413,935
Other assets and liabilities, net—(19.1)%		(48,942)
Cumulative Preferred Shares—(42.6)%		(109,000)
NET ASSETS—100.0%		$255,993

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $219,985 or 85.9% of net assets.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	All or a portion of security is on loan pursuant to the Liquidity Facility and/or securities lending.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	Security is restricted from resale.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Cayman Islands	4
Canada	2
Bermuda	2
Liberia	1
United Kingdom	1
Panama	1
Total	100%
† % of total investments as of October 31, 2024.

See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$216,787	$—	$216,787	$—
Corporate Bonds and Notes	152,067	—	152,067	—
Equity Securities:
Convertible Preferred Stocks	25,216	25,216	—	—
Preferred Stock	420	—	—	420
Common Stocks	362	—	—	362(1)
Warrant	29	—	—	29(1)
Equity-Linked Notes	4,774	—	2,131	2,643
Money Market Mutual Fund	4,501	4,501	—	—
Securities Lending Collateral	9,779	9,779	—	—
Total Investments	$413,935	$39,496	$370,985	$3,454

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at October 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Bonds and Notes	Preferred Stock	Common stocks	Warrant	Equity-Linked Notes
Investments in Securities
Balance as of January 31, 2024:	$ 2,907	$ 2,390	$ 420	$ 97(a)	$ —(a)	$ —
Net realized gain (loss)	(2,342)	(70)	—	—	(2,371)	99
Net change in unrealized appreciation (depreciation)(b)	2,775	50	—	265	2,400	60
Purchases	5,234	190	—	—	—	5,044
Sales(d)	(5,120)	(2,560)	—	—	—(c)	(2,560)
Balance as of October 31, 2024	$ 3,454	$ —	$ 420	$ 362(a)	$ 29(a)	$ 2,643
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024, was $354.
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2024:
Investments in Securities – Assets	Ending Balance at October 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(a)
Preferred Stock:
LiveStyle, Inc. Series B	$420	Discounted cash flows liquidation approach	Discount rate	22.00% (21.66% - 22.40%)	Decrease

Common Stocks:
CCF Holdings LLC	$318	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

CCF Holdings LLC Class M	$44	OPM and Last transaction	Volatility	44.01% (39.70% - 56.00%)	Increase

Warrant:
CCF Holdings LLC	$29	Black-Scholes Model	Volatility	44.01% (39.70% - 56.00%)	Increase

(a) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Convertible & Income Fund II
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.